Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Summary of Provision for Income Taxes	A summary of the provision for income taxes is as follows:

	December 31, 2024	December 31, 2025
Corporate Income tax	$3,951,121	1,272,361
Trade tax	2,475,095	2,059,361
Other	216,672	146,615
Total provision for income taxes	$6,642,888	3,478,337

Components of Income Tax Expense
The significant components of income tax expense are as follows:

2025
Current tax expense (or benefit)	$1,519,534
Deferred tax expense (or benefit)	(1,009,194)
Total tax expense	$510,340

For the period from December 16, 2024 to December 31, 2024, total tax expense amounted to $20,073. The following table presents disclosure requirements newly adopted on a prospective basis.

The income tax expense (or benefit) is disaggregated as follows:

2025
Federal (CIT)	$(892,032)
State and local (TT)	698,644
Foreign	733,518
Other	(29,790)
Total tax expense	$510,340

Reconciliation of German Statutory Income Tax Rate to Actual Effective Income Tax Rate
A reconciliation of the German statutory income tax rate to the actual effective income tax rate is provided below:

	2025
	%	USD
German statutory corporate income tax rate	15.83	$1,170,375
State and local income tax	9.45	698,644
Foreign tax effects	(4.17)	(308,674)
Changes in valuation allowances	2.70	199,351
Nontaxable or nondeductible items	(5.84)	(432,014)
Adjustments to prior year tax estimates	(11.58)	(856,193)
Other	0.53	38,851
Effective income tax rate	6.92	$510,340

2024
German statutory income tax rate	32.28%
Tax rate differentials	(30.55%)
Other	(0.93%)
Effective income tax rate	0.80%

Components of Deferred Tax Account Balances
The significant components of the Company`s deferred tax account balances are as follows:

	December 31, 2024	December 31, 2025
Deferred tax assets
Receivables due from related parties	$2,599,889	$2,004,466
Right of Use Assets	2,508,472	2,237,527
Intangible assets	1,779,153	2,813,526
Provisions	1,481,197	1,126,281
Prepaid expenses and other assets	1,057,998	785,355
Other	478,864	120,166
Loss carrying forwards	-	2,329,454
Total deferred tax assets	9,905,573	11,416,775
Valuation allowances	(2,241,536)	(3,541,310)
Deferred tax assets, net of valuation allowances	7,664,037	7,875,465
Offsetting	(5,824,534)	(5,276,138)
Deferred tax assets, net of valuation allowances per balance sheet	$1,839,503	$2,599,327

Deferred tax liabilities
Property, plant and equipment	$-	$243,713
Equity instrument investments	5,757,950	6,583,988
Intangible assets	5,278,366	5,867,921
Lease liabilities	2,508,472	2,237,527
Long-term debt	-	515,900
Other	376,129	423,319
Total deferred tax liabilities	13,920,917	15,872,368
Offsetting	(5,824,534)	(5,276,138)
Deferred tax liabilities per balance sheet	$8,096,383	$10,596,230

Net deferred tax liabilities	$6,256,880	$7,996,903